COLUMBIA FUNDS SERIES TRUST

Columbia Multi-Advisor International Equity Fund

Supplement dated May 9, 2008 to the Prospectus dated July 1, 2007

Effective immediately, the following changes are made to the Class A, Class B, Class C and Class R shares prospectus for the Fund:

The sections entitled “Shareholder Fees (paid directly from your investment)” and “Annual Fund Operating Expenses (deducted from the Fund’s assets)” are deleted in their entirety and replaced with the following:

Shareholder Fees (paid directly from your investment)
	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%	N/A	N/A	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%(a)	5.00%(b)	1.00%(c)	N/A
Redemption fee, as a % of total redemption proceeds	2.00%(d)	2.00%(d)	2.00%(d)	2.00%(d)
Annual Fund Operating Expenses (deducted from the Fund’s assets)
	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Management fees(e)	0.79%	0.79%	0.79%	0.79%
Distribution and service fees	0.25%	1.00%	1.00%	0.50%
Other expenses(f)	0.17%	0.17%	0.17%	0.17%
Acquired fund fees and expenses	—	—	—	—
Total annual Fund operating expenses	1.21%	1.96%	1.96%	1.46%
(a)	This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class—Sales Charges and Commissions for details.
(b)	This charge decreases over time. See Choosing a Share Class—Sales Charges and Commissions for details.
(c)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class—Sales Charges and Commissions for details.
(d)	This redemption fee may apply to shares that are redeemed (either by sale or exchange into another Columbia Fund) within 60 days of purchase. See Choosing a Share Class—Redemption Fees for details.
(e)	The Fund pays investment advisory fees of 0.62% and an administration fee of 0.17%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.70% for assets up to $500 million; 0.65% for assets in excess of $500 million and up to $1 billion; 0.60% for assets in excess of $1 billion and up to $1.5 billion; 0.55% for assets in excess of $1.5 billion and up to $3 billion; 0.53% for assets in excess of $3 billion and up to $6 billion; and 0.51% in excess of $6 billion.
(f)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

INT-47/153726-0508

COLUMBIA FUNDS SERIES TRUST

Columbia Multi-Advisor International Equity Fund

Supplement dated May 9, 2008 to the Prospectus dated July 1, 2007

Effective immediately, the following changes are made to the Class Z shares prospectus for the Fund:

The sections entitled “Shareholder Fees (paid directly from your investment)” and “Annual Fund Operating Expenses (deducted from the Fund’s assets)” are deleted in their entirety and replaced with the following:

Shareholder Fees (paid directly from your investment)
	Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A
Redemption fee, as a % of total redemption proceeds	2.00	%(a)
Annual Fund Operating Expenses (deducted from the Fund’s assets)
	Class Z Shares
Management fees(b)	0.79%
Other expenses(c)	0.17%
Acquired fund fees and expenses	—
Total annual Fund operating expenses	0.96%
(a)	This redemption fee may apply to shares that are redeemed (either by sale or exchange into another Columbia Fund) within 60 days of purchase. See About Class Z Share—Redemption Fees for details.
(b)	The Fund pays investment advisory fees of 0.62% and an administration fee of 0.17%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.70% for assets up to $500 million; 0.65% for assets in excess of $500 million and up to $1 billion; 0.60% for assets in excess of $1 billion and up to $1.5 billion; 0.55% for assets in excess of $1.5 billion and up to $3 billion; 0.53% for assets in excess of $3 billion and up to $6 billion; and 0.51% in excess of $6 billion.
(c)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

INT-47/153818-0508